Investment securities (Details 4) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt securities
Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales	163	294	2,117
Realized gains	7	14	40
Realized losses	0	(2)	(22)
Equity securities
Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales	13	642	1
Realized gains	1	294	0
Realized losses	0	0	0
Bank | Debt securities
Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales	163	294	2,117
Realized gains	7	14	40
Realized losses	0	(2)	(22)
Bank | Equity securities
Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales	13	642	1
Realized gains	1	294	0
Realized losses	0	0	0